Marketable Securities (Schedule Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 3,719	$ 12,988
Gross unrealized gains	349	393
Fair market value	4,068	13,381
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	204	204
Gross unrealized gains	99	15
Fair market value	303	219
Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,515	12,784
Gross unrealized gains	250	378
Fair market value	$ 3,765	$ 13,162